Other operating income and expenses (Tables)	9 Months Ended
Sep. 30, 2024
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the nine-month periods ended September 30, 2024, and 2023:

Other operating income	For the nine-month period ended September 30,
	2024	2023
	($ in thousands)
Grants (Note 17)	43,810	44,072
Gain on the sale of Atlantica´s equity interest in Monterrey (Note 8)	11,989	-
Gain on the sale of part of Atlantica´s interest in the Colombian portfolio	-	4,550
Insurance proceeds and other	16,767	8,780
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	19,050	-
Total	91,616	57,402

Other operating expenses
Other operating expenses	For the nine-month period ended September 30,
	2024	2023
	($ in thousands)
Raw materials and consumables used	(18,728)	(17,239)
Leases and fees	(10,904)	(9,792)
Operation and maintenance	(119,383)	(95,558)
Independent professional services	(27,450)	(31,343)
Supplies	(25,405)	(28,178)
Insurance	(31,600)	(31,052)
Levies and duties	(23,667)	(11,490)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(19,050)	-
Other expenses	(15,756)	(13,278)
Total	(291,943)	(237,930)